THE LAZARD FUNDS, INC.	LAZARD RETIREMENT SERIES, INC.
Lazard US Small Cap Equity Select Portfolio	Lazard Retirement US Small Cap Equity Select Portfolio

Supplement to Current Prospectus and Statement of Additional Information

Effective December 4, 2023 (the “Effective Date”), the following will replace the “Lazard Funds Summary Section—Lazard US Small Cap Equity Select Portfolio—Management—Portfolio Managers/Analysts” and “Lazard Retirement Series Summary Section—Lazard Retirement US Small Cap Equity Select Portfolio—Management—Portfolio Managers/Analysts” sections of the respective prospectuses:

Janice Davies, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since April 2021.

Scott Kolar, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select team, has been with the Portfolio since December 2023.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since October 2010.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since December 2014.

Sean Gallagher, portfolio manager/analyst on and Global Head of the Investment Manager’s Small Cap Equity platform, has been with the Portfolio since December 2023.

As of the Effective Date, the following will supersede and replace any contrary information in the section entitled “Lazard Funds Fund Management—Portfolio Management” in the Lazard US Small Cap Equity Select Portfolio prospectus:

US Small Cap Equity Select Portfolio—Janice Davies (since April 2021), Scott Kolar (since December 2023), Michael DeBernardis (since October 2010), Martin Flood (since December 2014) and Sean Gallagher (since December 2023)

As of the Effective Date, the following will supersede and replace any contrary information in the sections entitled “Lazard Retirement Series Fund Management—Portfolio Management” in the Lazard Retirement US Small Cap Equity Select Portfolio prospectus:

Retirement US Small Cap Equity Select Portfolio—Janice Davies (since April 2021), Scott Kolar (since December 2023), Michael DeBernardis (since October 2010), Martin Flood (since December 2014) and Sean Gallagher (since December 2023)

As of the Effective Date, the following will replace the information in the “Lazard Funds Fund Management—Biographical Information of Portfolio Management Team” and “Lazard Retirement Series Fund Management—Biographical Information of Portfolio Management Team” sections of the respective prospectuses:

Janice Davies, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2021, she was with the Abu Dhabi Investment Authority, Karlin Asset Management, Ivory Capital and Lehman Brothers. She has been working in the investment field since 1999.

Michael DeBernardis, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2005, Mr. DeBernardis was at Systematic Financial Management and Salomon Smith Barney. He began working in the investment field in 1996.

Martin Flood, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams. Prior to joining the Investment Manager in 1996, Mr. Flood was a Senior Accountant with Arthur Andersen LLP. He began working in the investment field in 1993.

Sean Gallagher, a Managing Director of the Investment Manager, is a portfolio manager/analyst and Global Head of the Investment Manager’s Small Cap Equity platform. Prior to joining the Investment Manager in 2023, Mr. Gallagher was the Founder and Chief Investment Officer of Connacht Asset Management. He was previously a Partner at Goldman Sachs Asset Management, spending nearly 18 years in various leadership roles. Mr. Gallagher began his career at Merrill Lynch Asset Management.

Scott Kolar, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select team. Prior to joining the Investment Manager in 2023, Mr. Kolar worked at Connacht Asset Management, Ridgeworth Investments, Fortress Investment Group and Goldman Sachs Asset Management, where he spent the majority of his career. He began working in the investment field in 1994. He is a CFA charterholder.

As of the Effective Date, the following information will supplement the information under the tables in “Management—Accounts Managed by the Portfolio Managers” in each Statement of Additional Information:

Portfolio Manager	Registered Investment Companies ($)	Other Pooled Investment Vehicles ($)	Other Accounts ($)
Sean Gallagher#	N/A	N/A	N/A
Scott Kolar#	N/A	N/A	N/A

 # As of November 30, 2023.

Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees ($)
Sean Gallagher#	N/A	N/A
Scott Kolar#	N/A	N/A

___________

 # As of November 30, 2023.

As of the Effective Date, the following information will supplement the information under the tables in “Management—Portfolio Managers—Ownership of Securities” in the Lazard US Small Cap Equity Select Portfolio Statement of Additional Information:

As of November 30, 2023, Sean Gallagher did not own beneficially interests in the Lazard US Small Cap Equity Select Portfolio or other accounts.

As of November 30, 2023, Scott Kolar did not own beneficially interests in the Lazard US Small Cap Equity Select Portfolio or other accounts.

Dated: December 4, 2023